Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-258335
Entity Registrant Name	TERAWULF INC.
Entity Central Index Key	0001083301
Entity Tax Identification Number	85-1909475
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	770-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	WULF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false